Financial Risk Management - Disclosure of Outstanding Derivatives (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Currency Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	kr (885)	kr (637)
Outstanding derivatives offset	54	44
Outstanding derivatives net amount presented	(831)	(593)
Outstanding derivatives related amounts not offset – Collaterals	539
Net Outstanding derivatives	(292)	(593)
Currency Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	155	319
Outstanding derivatives offset	(54)	(44)
Outstanding derivatives net amount presented	101	275
Net Outstanding derivatives	101	275
Interest Rate Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	(201)	(327)
Outstanding derivatives offset	36	33
Outstanding derivatives net amount presented	(165)	(294)
Net Outstanding derivatives	(165)	(294)
Interest Rate Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	77	161
Outstanding derivatives offset	(36)	(33)
Outstanding derivatives net amount presented	41	128
Net Outstanding derivatives	kr 41	kr 128